Allowance for doubtful accounts (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Allowance for Accounts Receivable

Changes in the allowance for accounts receivable for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010		2011		2012
	(In millions of Korean Won)
Balance at beginning of year	￦	2	￦	5	￦	8
Provision for allowances		5		21		6
Reversal of previous provision		—		—		—
Write-offs		(2)		(18)		(5)

Balance at end of year	￦	5	￦	8	￦	9

Changes in Allowance for Loan Receivable

Changes in the allowance for loan receivable for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010		2011		2012
	(In millions of Korean Won)
Balance at beginning of year	￦	—	￦	—	￦	1,000
Provision for allowances		—		1,000		200
Reversal of previous provision		—		—		—
Write-offs		—		—		—

Balance at end of year	￦	—	￦	1,000	￦	1,200